Long Term Bank Loans (Details) - Schedule of repayment of the company's remaining long-term bank loan - Dec. 31, 2017	USD ($)	CNY (¥)
Schedule of repayment of the company's remaining long-term bank loan [Abstract]
March 26, 2020	$ 143,600	¥ 1,000,000
December 19, 2020	861,600	6,000,000
January 31, 2021	143,600	1,000,000
March 26, 2021	430,800	3,000,000
June 19, 2021	861,600	6,000,000
December 19, 2021	1,292,400	9,000,000
June 19, 2022	1,005,200	7,000,000
December 19, 2022	1,005,200	7,000,000
June 19, 2023	1,005,200	7,000,000
December 19, 2023	1,005,200	7,000,000
June 19, 2024	1,005,200	7,000,000
Total	$ 8,759,600	¥ 61,000,000